Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments by category (Tables) [Abstract]
Financial assets

PagSeguro Group classifies its financial instruments into the following categories:

	December 31,
	2017	2016
Financial assets
Measured at fair value through profit or loss:
Financial investments	210,103	131,239
Loans and receivables:
Cash and cash equivalents	66,767	79,969
Note receivables	3,522,349	1,715,514
Receivables from related parties	124,723	300,809
Other receivables	27,956	4,495

	3,951,898	2,232,026

Financial liabilities

	December 31,
	2017	2016
Financial liabilities
Measured at fair value through profit or loss:
Derivative financial instruments	-	6,613

	-	6,613

Amortized cost:
Payables to third parties	3,080,569	1,304,031
Trade payables	92,444	61,719
Trade payables to related parties	39,101	76,249
Borrowings	-	205,204
Dividends payable and interest on own capital	-	22,243
Other payables	15,872	15,244

	3,227,986	1,684,690